Earnouts	12 Months Ended
Jul. 03, 2022
Earnouts Abstract
Earnouts

(13) Earnouts

Old Bowlero’s stockholders and option holders received additional shares of Bowlero common stock (the “Earnout Shares”). Earnout Shares vest during the period from and after the Closing Date until the fifth anniversary of the Closing Date (the “Earnout Period”). The following tranches of Earnout Shares were issued to Old Bowlero stockholders:

(a)     10,375,000 Earnout Shares, if the closing share price of Bowlero’s Class A common stock, par value $0.0001 per share (Class A common stock) equals or exceeds $15.00 per share for any 10 trading days within any consecutive 20-trading day period that occurs after the Closing Date and

(b)    10,375,000 Earnout Shares, if the closing share price of Class A common stock equals or exceeds $17.50 per share for any 10 trading days within any consecutive 20-trading day period.

During the Earnout Period, if Bowlero experiences an Acceleration Event, which as detailed in the BCA includes a change of control, liquidation or dissolution of the Company, bankruptcy or the assignment for the benefit of creditors the appointment of a custodian, receiver or trustee for all or substantially all the assets or properties of the Company, then any Earnout Shares that have not been previously issued by Bowlero (whether or not previously earned) to the Bowlero stockholders or holders of Options or Earnout shares issued but not vested will be deemed earned and issued or vested by Bowlero as of immediately prior to the Acceleration Event, unless, in the case of an Acceleration Event, the value of the consideration to be received by the holders of Bowlero common stock in such change of control transaction is less than the applicable stock price thresholds described above. If the consideration received in such Acceleration Event is not solely cash, Bowlero’s Board of Directors will determine the treatment of the Earnout Shares.

As part of the Sponsor Support Agreement, the Sponsor and LionTree were issued 1,611,278 Earnout Shares which vest during the period from and after the Closing Date until the fifth anniversary of the Closing Date: (a) 805,639 Earnout Shares if the closing share price of Bowlero’s Class A common stock equals or exceeds $15.00 per share for any 10 trading days within any consecutive 20-trading day period that occurs after the Closing Date and (b) 805,639 Earnout Shares, if the closing share price of Class A common stock equals or exceeds $17.50 per share for any 10 trading days within any consecutive 20-trading day period. As a result of the cashless exercise of their unvested private placement warrants, the Sponsor and LionTree were issued 475,440 additional Earnout Shares, which vest during the period from and after the Closing Date until the fifth anniversary of the Closing Date: (a) 237,721 Earnout Shares if the closing share price of Bowlero’s Class A common stock equals or exceeds $15.00 per share for any 10 trading days within any consecutive 20-trading day period that occurs after the Closing Date and (b) 237,719 Earnout Shares, if the closing share price of Class A common stock equals or exceeds $17.50 per share for any 10 trading days within any consecutive 20-trading day period.

All but 129,336 Earnout Shares are classified as a liability and changes in the fair value of the Earnout Shares in future periods will be recognized in the statement of operations. Those Earnout Shares not classified as a liability are classified as equity compensation to employees and recognized as compensation expense on a straight-line basis over the expected term or upon the contingency being met.